Supplement Dated May 8, 2014
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Momentum VULONE 2007	Lincoln VULDB-II
Momentum VULONE	Lincoln VULCV-II/Flex Elite Series
Momentum VULONE 2005	Lincoln VULCV-III
Lincoln VULDB Elite Series

Lincoln Life Flexible Premium Variable Life Account R

Momentum SVULONE 2007	Lincoln SVUL-III
Momentum SVULONE	Lincoln SVUL-II Elite Series

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln VULDB Elite Series	Lincoln VULDB-II
Lincoln VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE	Lincoln VULCV-III
Lincoln VULCV-IV	Momentum VULONE 2005

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE	Lincoln SVUL
Lincoln SVUL-II	Lincoln SVUL-III

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Effective May 12, 2014, the following funds will be available as new investment options under your policy. Please refer to the prospectus for each Underlying Fund found on www.LincolnFinancial.com.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.

•	Invesco V.I. International Growth Fund (Series I Shares): Long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc.

•	Templeton Global Bond VIP Fund (Class 1): High current income consistent with preservation of capital; capital appreciation is a secondary objective.

Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.

•	ClearBridge Variable Mid Cap Core Portfolio (Class I): Long-term growth of capital.
(Subadvised by ClearBridge Investments, LLC)

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•	LVIP Invesco Diversified Equity-Income RPM Fund (Standard Class)(1): Capital appreciation and current income.
•	LVIP Multi-Manager Global Equity RPM Fund (Standard Class)(1): Long-term growth of capital.
•	LVIP VIP Mid Cap RPM Portfolio (Standard Class)(1): Capital appreciation.

(1)
These are "Fund of Funds" and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.